UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03193

Franklin Tax-Exempt Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      7/31

Date of reporting period:   6/30/12

Item 1. Proxy Voting Records.

N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Tax-Exempt Money Fund

By (Signature and Title)*/s/Laura F. Fergerson_______________________________

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 24, 2012

* Print the name and title of each signing officer under his or her signature.